Stock-Based Compensation - Restricted Stock Unit Activity (Details) - RSUs	6 Months Ended
Jun. 30, 2021 $ / shares shares
Shares
Outstanding, beginning balance (in shares) | shares	0
Granted (in shares) | shares	1,734,260
Vested (in shares) | shares	(949,815)
Forfeited or expired (in shares) | shares	0
Outstanding, ending balance (in shares) | shares	784,445
Weighted-Average Grant-Date Fair Value per share
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	16.14
Vested (in dollars per share) | $ / shares	16.20
Forfeited or expired (in dollars per share) | $ / shares	0
Outstanding, ending balance (in dollars per share) | $ / shares	$ 16.06